Shareholders' Equity - Summary of Ordinary Shares, and Deferred Shares Issued (Details) - shares	Jun. 30, 2023	Dec. 31, 2022
Class Of Stock [Line Items]
Ordinary shares	65,369,417	65,113,575
Total ordinary and deferred shares	65,406,820	65,138,388
Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares	65,369,417	65,113,575
Deferred Shares
Class Of Stock [Line Items]
Deferred shares	37,402	24,812
Deferred Shares One
Class Of Stock [Line Items]
Deferred shares	1	1